Risk and Uncertainties (Details) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025
EBP Risks and Uncertainties [Line Items]
EBP Taget Retirement Collective Investment Percentage	32.49%
EBP One Index Collective Investment Percentage	12.38%